                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07560

Morgan Stanley Quality Municipal Securities
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
       (Address of principal executive offices)                (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2006

Date of reporting period: January 31, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY QUALITY MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS JANUARY 31, 2006 (unaudited)

PRINCIPAL
AMOUNT IN                                                                               COUPON      MATURITY
THOUSANDS                                                                                RATE         DATE        VALUE
---------                                                                               ------      --------   ------------

            TAX-EXEMPT MUNICIPAL BONDS (136.5%)
            General Obligation (13.4%)
            California,
   $2,000      Various Purpose dtd 12/01/05                                             5.00%       03/01/27     $2,088,020
    3,000      Various Purpose dtd 05/01/03                                             5.00        02/01/32      3,083,430
    4,000   City & County of San Francisco, Laguna Honda Hospital                       5.00        06/15/30      4,139,440
               Ser 2005 I (FSA)
    4,000   Honolulu City & County, Hawaii, ROLS RRII R 237-1 (MBIA)                    7.356##     03/01/24      4,613,320
    3,600   Chicago Park District, Illinois, Harbor Ser A (Ambac)                       5.00        01/01/27      3,751,704
            New York City, New York,
    2,000      2006 Ser F                                                               5.00        09/01/23      2,093,740
    1,000      2005 Ser G                                                               5.00        12/01/23      1,043,840
            Pennsylvania,
    1,000      RITES PA - 1112 A (MBIA)                                                 6.203##     01/01/18      1,130,580
    1,000      RITES PA - 1112 B (MBIA)                                                 6.203##     01/01/19      1,163,040
    2,000   Charleston County School District, South Carolina, Ser 2004 A               5.00        02/01/22      2,111,240
    5,000   Metropolitan Government of Nashville & Davidson County,                     5.125       05/15/25      5,132,350
    -----      Tennessee, Refg Ser 1997                                                                           ---------

   28,600                                                                                                        30,350,704
   ------                                                                                                        ----------

            Educational Facilities Revenue (5.5%)
    4,000   Los Angeles, Community College District, California,                        5.00        08/01/27      4,171,360
               2003 Ser B (FSA)
    2,000   New Jersey Educational Facilities Authority, Montclair State University     5.00        07/01/34      2,077,160
               Ser 2003 L (MBIA)
    4,000   North Carolina Capital Facilities Finance Agency, Duke University           5.00        10/01/41      4,144,040
               Ser 2005 A
    2,000   Charleston Educational Excellence Financing Corporation, South Carolina,    5.25        12/01/29      2,108,240
    -----      Ser 2005                                                                                           ---------

   12,000                                                                                                        12,500,800
   ------                                                                                                        ----------

            Electric Revenue (13.1%)
    3,890   Salt River Project Agricultural Improvement & Power District,               5.00        01/01/22      4,095,742
               Arizona, 2002 Ser B
    2,000   Orlando Utilities Commission, Florida, Ser 2001 A                           5.25        10/01/19      2,162,120
    2,500   Wyandotte County/Kansas City, Kansas, Ser 2004 B (FSA)                      5.00        09/01/28      2,612,550
            Nebraska Public Power District,
    5,000      2003 Ser A (Ambac)                                                       5.00        01/01/35      5,176,700
    3,000      Ser 2005 C (FGIC)                                                        5.00        01/01/41      3,107,880
    2,000   North Carolina Municipal Power Agency #1, Catawba Ser 1993                  5.25        01/01/20      2,157,840
               (MBIA)
    1,500   Puerto Rico Electric Power Authority, Ser NN                                5.125       07/01/29      1,548,960
    4,000   South Carolina Public Service Authority, Ser 2003 A (Ambac)                 5.00        01/01/27      4,167,040
    2,500   Intermountain Power Agency, Utah, 2003 Ser A (FSA)                          5.00        07/01/21      2,641,075
    1,755   Grant County Public Utility District #2, Washington, Wanapum                5.00        01/01/34      1,811,634
    -----      Hydroelectric 2005 Ser A (FGIC)                                                                    ---------

   28,145                                                                                                        29,481,541
   ------                                                                                                        ----------

            Hospital Revenue (15.2%)
    3,000   California Health Facilities Financing Authority, Cedars-Sinai Medical      5.00        11/15/34      3,038,970
               Center Ser 2005
    5,000   Colorado Health Facilities Authority, Catholic Health Initiatives           5.25        09/01/24      5,203,150
               Ser 2001 A
    3,000   Indiana Health & Educational Facilities Financing Authority, Clarian        5.25        02/15/40      3,082,650
               Health Obligation Ser A

       60   Maine Health & Higher Educational Facilities Authority,                     5.50        07/01/18         60,473
               Ser 1993 D (FSA)
    2,000   Maryland Health & Higher Educational Facilities Authority,                  5.25        07/01/34      2,056,500
               University of Maryland Medical Ser 2001
    4,000   Missouri Health & Educational Facilities Authority,                         5.25        05/15/14      4,318,800
               Barnes-Jewish /Christian Health Ser 1993 A
    5,000   Cuyahoga County, Ohio, Cleveland Clinic Health Ser 2003 A                   6.00        01/01/32      5,504,700
   10,000   Fairfax County Industrial Development Authority, Virginia, Inova Health     5.25        08/15/19     10,961,800
   ------      Refg Ser 1993 A                                                                                   ----------

   32,060                                                                                                        34,227,043
   ------                                                                                                        ----------

            Industrial Development/Pollution Control Revenue (13.6%)
   10,000   Hawaii Department of Budget & Finance, Hawaiian Electric Co Inc             5.45        11/01/23     10,045,200
               Ser 1993 (AMT) (MBIA)
    4,000   Calvert County, Maryland, Baltimore Gas & Electric Co                       5.55        07/15/14      4,050,800
               Refg Ser 1993
    2,000   Brazos River Authority, Texas, TXU Electric Co Ser 1999 C (AMT)             7.70        03/01/32      2,370,420
    3,000   Sabine River Authority, Texas, TXU Electric Co Refg Ser 2001 B              5.75        05/01/30      3,177,000
               (AMT) (Mandatory Tender 11/01/11)
    1,000   Tobacco Settlement Financing Corporation, Virginia, Ser 2005                5.625       06/01/37      1,017,340
   10,000   Weston, Wisconsin, Wisconsin Public Service Co Refg Ser 1993 A              6.90        02/01/13     10,126,400
   ------                                                                                                        ----------
   30,000                                                                                                        30,787,160
   ------                                                                                                        ----------

            Mortgage Revenue - Single Family (1.0%)
    2,120   Alaska Housing Finance Corporation, 1997 Ser A (MBIA)                       6.00        06/01/27      2,191,847
    -----                                                                                                         ---------

            Public Facilities Revenue (8.8%)
    2,000   Jefferson County, Alabama, School Ser 2004 A                                5.50        01/01/22      2,162,300
    5,000   California Public Works Board, Mental Health 2004 Ser A                     5.00        06/01/24      5,191,200
    1,995   Miami-Dade County, Florida, Ser 2005 A (MBIA)                               0.00++      10/01/30      1,393,687
    3,000   Miami-Dade County School Board, Florida, 2003 Ser D (FGIC)                  5.00        08/01/29      3,109,080
    1,500   Baltimore Convention Center, Maryland, Ser A (XLCA) (WI)                    5.25        09/01/39      1,604,925
    3,300   Newark Housing Authority, New Jersey, Port Authority-Port Newark            5.00        01/01/34      3,412,068
               Marine Terminal Ser 2004 (MBIA)
    3,000   Pennsylvania Public School Building Authority, Philadelphia School          5.00        06/01/33      3,095,460
    -----      District Ser 2003 (FSA)                                                                            ---------

   19,795                                                                                                        19,968,720
   ------                                                                                                        ----------

            Recreational Facilities Revenue (2.3%)
    8,480   Metropolitan Pier & Exposition Authority, Illinois, McCormick Place         0.00+++     06/15/26      5,222,323
               Ser 2002 A (MBIA)                                                                                  ----------

            Resource Recovery Revenue (1.4%)
    3,000   Northeast Maryland Waste Disposal Authority, Montgomery County              5.50        04/01/16      3,241,920
    -----      Ser 2003 (AMT) (Ambac)                                                                             ---------

            Tax Allocation Revenue (1.4%)
    3,040   Milpitas Redevelopment Agency, California, Area #1 Ser 2003                 5.00        09/01/22      3,185,373
    -----      (MBIA)                                                                                             ---------

            Transportation Facilities Revenue (24.7%)
            Arizona Transportation Board,
    1,000      Ser 2003                                                                 5.00        07/01/21      1,056,430
    1,000      Ser 2003                                                                 5.00        07/01/22      1,054,080
    3,150   Orange County Transportation Authority, California, Toll Road               5.00        08/15/18      3,367,602
               Refg Ser 2003 A (Ambac)
    5,000   Miami-Dade County, Florida, Miami Int'l Airport Ser 2000 A (AMT)            6.00        10/01/24      5,446,400
               (FGIC)
    5,000   Atlanta, Georgia, Airport Ser 2004 C (FSA)                                  5.00        01/01/33      5,153,900

            Georgia Road & Tollway Authority,
    2,000      Ser 2001                                                                 5.375       03/01/17      2,172,420
    2,000      Ser 2004                                                                 5.00        10/01/22      2,118,900
    3,000      Ser 2004                                                                 5.00        10/01/23      3,177,750
    3,000   Hawaii, Airports Refg Ser 2000 B (AMT) (FGIC)                               6.625       07/01/18      3,331,350
            Chicago, Illinois, O'Hare Int'l Airport
    3,000      Third Lien, Ser A                                                        5.25        01/01/26      3,226,770
    3,000      Passenger Fee Ser 2001 A (AMT) (Ambac)                                   5.375       01/01/32      3,097,800
    3,000   Illinois Toll Highway Authority, Priority Refg 1998 Ser A (FSA)             5.50        01/01/15      3,364,470
    4,000   Missouri Highways & Transportation Commission, Ser A 2001                   5.125       02/01/18      4,269,800
    3,000   Clark County, Nevada, Airport SubLien Ser 2004 A (AMT) (FGIC)               5.50        07/01/20      3,257,370
    5,000   Metropolitan Transportation Authority, New York, Transportation             5.25        11/15/22      5,412,700
               Ser 2003 B (MBIA)
            Triborough Bridge & Tunnel Authority, New York,
    3,000      Refg Ser 2002 B                                                          5.25        11/15/19      3,259,110
      390      Ser 2001 A                                                               5.00        01/01/32        399,508
    1,500   Rhode Island Economic Development Corporation, Airport                      5.00        07/01/21      1,549,350
               Refg Ser 2004 A (AMT) (FSA)
    1,000   Harris County, Texas, Toll Road Sr Lien Ser 2005 A (FSA)                    5.25        08/15/35      1,039,190
    -----                                                                                                         ---------
   52,040                                                                                                        55,754,900
   ------                                                                                                        ----------

            Water & Sewer Revenue (25.8%)
    5,000   Los Angeles Department of Water & Power, California, Water                  5.00        07/01/23      5,264,650
               2004 Ser C (MBIA)
    4,240   San Diego County Water Authority, California, Ser 2004 A COPs               5.00        05/01/29      4,426,433
               (FSA)
            De Kalb County, Georgia,
    1,000      Water & Sewer Ser A                                                      5.00        10/01/21      1,058,300
    1,200      Water & Sewer Ser A                                                      5.00        10/01/23      1,262,700
    3,000   Fulton County, Georgia, Water & Sewerage Ser 2004 (FGIC)                    5.25        01/01/35      3,192,510
    4,000   Truckee Meadows Water Authority, Nevada, Ser 2001 A (FSA)                   5.50        07/01/19      4,339,120
    3,000   Manchester, New Hampshire, Water Works Ser 2003 (FGIC)                      5.00        12/01/34      3,094,920
    3,000   New York City Municipal Water Finance Authority, New York,                  5.00        06/15/28      3,138,750
               2005 Ser B (Ambac)
    4,565   Grand Strand Water & Sewer Authority, South Carolina,                       5.375       06/01/19      4,954,075
               Refg Ser 2002 (FSA)
            Houston, Texas,
    5,000      Water & Sewer Jr Lien Refg Ser 2001 A (FSA)                              5.50        12/01/16      5,468,350
    5,000      Combined Utility First Lien Refg 2004 Ser A (MBIA)                       5.25        05/15/25      5,340,500
    4,000   Tarrant County Regional Water District, Texas, Refg & Impr                  5.25        03/01/17      4,317,160
               Ser 2002 (FSA)
    3,000   West Harris County Regional Water Authority, Texas, Water                   5.00        12/15/24      3,143,250
               Ser 2005 (FSA)
    4,000   Norfolk, Virginia, Water Ser 1993 (Ambac)                                   5.375       11/01/23      4,006,080
            Prince William County Service Authority, Virginia,
    3,000      Water & Sewer Refg Ser 2003                                              5.00        07/01/19      3,216,330
    2,000      Water & Sewer Refg Ser 2003                                              5.00        07/01/21      2,136,960
    -----                                                                                                         ---------

   55,005                                                                                                        58,360,088
   ------                                                                                                        ----------

            Other Revenue (6.7%)
    5,000   California, Economic Recovery, Ser 2004 A                                   5.00        07/01/16      5,359,350
    3,000   New Jersey Economic Development Authority, Cigarette Tax Ser 2004 #         5.75        06/15/29      3,167,940
    6,000   Tobacco Settlement Financing Corporation, New York, State                   5.50        06/01/21      6,584,760
               Contingency Ser 2003 C-1
   ------                                                                                                        ----------
   14,000                                                                                                        15,112,050
   ------                                                                                                        ----------

            Refunded (3.6%)
    2,000   California Department of Water Resources, Power Supply                      5.375       05/01/12+     2,220,700
               Ser 2002 A (XLCA)

    5,000   South Carolina Jobs - Economic Development Authority, Palmetto              6.875       08/01/13+     5,932,943
               Health Alliance Refg Ser 2003 C
    -----                                                                                                         ---------
    7,000                                                                                                         8,153,643
    -----                                                                                                         ---------
  295,285   TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $295,359,362)                                                308,538,112
  -------                                                                                                       -----------

            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (5.6%)
    3,500   Indiana Health Facility Financing Authority, Clarian Health                 3.09*       03/01/30      3,500,000
               Ser 2000 B (Demand 02/01/06)
            New York City Municipal Water Finance Authority,
    6,400      2000 Ser C (Demand 02/01/06)                                             3.05*       06/15/33      6,400,000
    1,375      2000 Ser F, Subser F-2 (Demand 02/01/06)                                 3.05*       06/15/35      1,375,000
    1,400   Philadelphia Hospitals & Higher Education Facilities Authority,             3.05*       07/01/22      1,400,000
    -----      Pennsylvania, Children's Hospital of Philadelphia Ser 2002 A                                       ---------
               (Demand 02/01/06)

   12,675   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $12,675,000)                                 12,675,000
   ------                                                                                                        ----------

 $307,960   TOTAL INVESTMENTS (Cost $308,034,362) (a) (b)                                          142.1%       321,213,112
 ========

            OTHER ASSETS IN EXCESS OF LIABILITIES
                                                                                                     0.9          1,933,134

            PREFERRED SHARES OF BENEFICIAL INTEREST                                                (43.0)       (97,073,187)
                                                                                                   ------       ------------

            NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                           100.0%      $226,073,059
                                                                                                   ======      ============

-------------

    Note:   The categories of investments are shown as a percentage of net assets applicable to common shareholders.

    AMT     Alternative Minimum Tax.
    COPs    Certificates of Participation.
   RITES    Residual Interest Tax-Exempt Securities (Illiquid securities).
    ROLS    Reset Option Longs (Illiquid securities).
     WI     Security purchased on a when-issued basis.
     #      A portion of this security has been physically segregated in connection with open futures contracts in the amount of $53,000.
     ##     Current coupon rate for inverse floating rate municipal obligation.
            This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have total value of $6,906,940 which represents 3.1% of net assets applicable to common shareholders.
     +      Prerefunded to call date shown.
     ++     Currently a zero coupon security; will convert to 5.00% on
            October 1, 2013.
     +++    Currently a zero coupon security; will convert to 5.75% on
            June 15, 2017.
     *      Current coupon of variable rate demand obligation.
    (a)     Securities have been designated as collateral in an amount equal to
            $14,329,666 in connection with open futures contracts and the purchase of a when-issued security.
    (b)     The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $13,384,086 and the aggregate gross unrealized depreciation is $205,336, resulting in net unrealized appreciation of $13,178,750.

Bond Insurance:
----------------
Ambac            Ambac Assurance Corporation.
FGIC             Financial Guaranty Insurance Company.
FSA              Financial Security Assurance Inc.
MBIA             Municipal Bond Investors Assurance Corporation.
XLCA             XL Capital Assurance Inc.

FUTURES CONTRACTS OPEN AT JANUARY 31, 2006:

                                                        DESCRIPTION,                     UNDERLYING
      NUMBER OF                                        DELIVERY MONTH                    FACE AMOUNT            UNREALIZED
      CONTRACTS            LONG/SHORT                     AND YEAR                        AT VALUE             APPRECIATION
      ---------            ----------            ---------------------------            -------------          ------------

         100                  Short              U.S. Treasury Notes 5 Year,
                                                         March 2006                     $(10,573,438)             $36,443

         20                   Short             U.S. Treasury Notes 10 Year,
                                                         March 2006                       (2,168,750)               8,695
                                                                                                               ------------
                                            Total unrealized appreciation.......                                  $45,138
                                                                                                               ============

                        GEOGRAPHIC SUMMARY OF INVESTMENTS
             BASED ON MARKET VALUE AS A PERCENT OF TOTAL INVESTMENTS

Alabama                                                                   0.7%
Alaska                                                                    0.7
Arizona                                                                   1.9
California                                                               14.2
Colorado                                                                  1.6
Florida                                                                   3.8
Georgia                                                                   5.6
Hawaii                                                                    5.6
Illinois                                                                  5.8
Indiana                                                                   2.1
Kansas                                                                    0.8
Maine                                                                     0.1
Maryland                                                                  3.4
Missouri                                                                  2.7
Nebraska                                                                  2.6
Nevada                                                                    2.4
New Hampshire                                                             1.0
New Jersey                                                                2.7
New York                                                                  9.2
North Carolina                                                            1.9
Ohio                                                                      1.7
Pennsylvania                                                              2.1
Puerto Rico                                                               0.5
Rhode Island                                                              0.5
South Carolina                                                            6.0
Tennessee                                                                 1.6
Texas                                                                     7.7
Utah                                                                      0.8
Virginia                                                                  6.6
Washington                                                                0.6
Wisconsin                                                                 3.1
                                                                          ---
Total+                                                                   100.0%
                                                                         ======
----------

+  Does not include open short futures contracts with an underlying face amount of $12,742,188 with unrealized appreciation of $45,138.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Quality Municipal Securities

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 23, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 23, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 23, 2006

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Quality Municipal
     Securities;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: March 23, 2006

                                             /s/ Ronald E. Robison
                                             Ronald E. Robison
                                             Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Quality Municipal
     Securities;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

                                       5

Date: March 23, 2006
                                             /s/ Francis Smith
                                             Francis Smith
                                             Principal Financial Officer